UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

FIRST SENTIER GLOBAL LISTED INFRASTRUCTURE FUND
CLASS I (FLIIX)

FIRST SENTIER AMERICAN LISTED INFRASTRUCTURE FUND
CLASS I (FLIAX)

SEMI-ANNUAL REPORT

April 30, 2023

First Sentier Global Listed Infrastructure Fund

April 30, 2023

Dear Shareholder,

We are pleased to present the semi-annual report for the First Sentier Global Listed Infrastructure Fund (NASDAQ: FLIIX), (the “Fund”); covering the fiscal period from November 1, 2022 to April 30, 2023.

The following table provides a summary of the Fund’s performance over this period as of April 30, 2023, compared to the FTSE Global Core Infrastructure 50/50 Net Index, the Fund’s benchmark index.

Period	Fund (net of fees)	FTSE Global Core Infrastructure 50/50 Index
6 Months	10.46%	8.32%
1 Year	0.76%	-2.22%
3 Years	8.40%	8.22%
5 Years	5.96%	5.85%
Since Inception (2/28/2017)	6.01%	6.21%

Performance greater than one year is annualized. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-888-898-5040. The gross expense ratio of the Fund is 1.24%.

The Fund provides investors with exposure to a diversified, actively managed portfolio of global listed infrastructure assets, including toll roads, airports, railroads, utilities and renewables, energy midstream, waste management, wireless towers and data centres. These assets share common characteristics, like barriers to entry and pricing power, which can provide investors with inflation-protected income and steady capital growth.

Financial markets climbed during the fiscal period November 1, 2022 through April 30, 2023, as easing inflation raised hopes that interest rates may increase at a slower pace than previously anticipated; and as China lifted its strict covid-related travel restrictions.

Global listed infrastructure delivered positive returns against this backdrop, led by the toll road and airport sectors. Transurban, which operates toll roads in Australia and North America, increased on the view that it would benefit from normalising traffic volumes, and from the inflation-linked tolls that apply to many of its assets. French-listed Vinci announced strong 2022 earnings numbers, supported by robust traffic volumes for both its road and airport business segments. Chinese toll road operator Jiangsu Expressway rose as its management team noted healthy traffic volumes for the Shanghai-Nanjing Expressway, the company’s largest asset, following the lifting of travel restrictions in China.

Airports rallied as capacity improvements in airlines’ Easter and summer 2023 holiday seasons, alongside upbeat airline commentary, indicated a positive outlook for passenger volumes. Spanish airport operator AENA gained on robust December quarter earnings and upgraded guidance for passenger volumes for the year ahead. Passenger numbers at its airports exceeded the equivalent 2019 period for the first time in January 2023, providing a further boost to sentiment (though summer month volumes are more significant for this company). Mexican peer ASUR outperformed as December quarter earnings reflected healthy profitability. Passenger volumes at its Mexican airports were 16% higher in 2022 than in 2019.

On the negative side, railroads lagged, as concerns for haulage volumes during the opening months of 2023 weighed on the North American freight rail sector. Higher costs, labour shortages and adverse winter weather represented additional headwinds for these stocks. U.S. west coast freight rail operator Union Pacific announced that its CEO would step down later in the year, but investors were disappointed by the lack of a swift announcement that a Precision Scheduled Railroading (PSR) specialist would be appointed as its next CEO. PSR is a strategy that reduces costs by operating fewer, longer trains and running them on tighter schedules.

Large cap U.S. tower operators Crown Castle and American Tower both underperformed on concerns for rising interest rates. American Tower announced weaker than expected 2023 earnings guidance, with stronger U.S. leasing not enough to offset higher interest costs. The company also announced that it may consider divesting a stake in its India business. Italian peer Inwit held up better, supported by ongoing hopes of consolidation within the European towers space, where it is seen as a potential target rather than acquirer.

Positioning
The Fund is managed using a disciplined, bottom-up investment process with equal emphasis on quality and valuation, which aims to identify mispricing.

Toll roads remain the portfolio’s largest sector overweight. Robust traffic volumes and inflation-linked toll increases are leading to healthy earnings growth. We are alert to potential headwinds, such as an economic slowdown leading to a dip in truck traffic on longer distance roads; or soft commuter traffic levels on some intra-city roads as the return-to-office trend settles. Overall however we expect toll roads to remain strong performers as toll increases support earnings growth, and demand proves resilient.

The portfolio is slightly overweight towers / data centres. Consumers and businesses alike continue to move activities onto digital platforms, underpinning growing demand for communication infrastructure assets. While concerns for leasing demand have arisen recently, and higher interest rates may be more of a headwind to EPS growth than in previous years, the structural growth thesis supporting this sector remains intact. Concerns for higher interest rates are now better reflected in valuation multiples.

An underweight position has been maintained in the energy midstream sector, with exposure consisting of high conviction positions in companies with exposure to low cost basins; or that are positioned to benefit from growth in U.S. LNG exports. We remain conscious of the structural headwinds that Net Zero initiatives may pose to this sector in the longer term.

Conclusion
The outlook for global listed infrastructure is positive. Balance sheets and dividend payout levels are generally healthy, and appear well placed to weather a deteriorating economic backdrop. Higher interest costs may represent a headwind to the asset class. Overall however, earnings from this space are expected to be more resilient than those of global equities, owing to the essential service nature of these businesses, and their typically regulated / contracted earnings streams.

Public policy support for infrastructure investment remains strong globally, particularly for the replacement of aged infrastructure assets and the buildout of renewables. Utilities are in the midst of a multi-decade structural growth story. Decarbonisation, electrification and resiliency spend represent large and growing investment opportunities for these companies. These investments drive utilities’ rate base growth, leading in turn to higher potential earnings growth.

In the communications infrastructure space, structural growth in demand for data continues to support earnings growth in the towers space. The changes required during the pandemic accelerated a shift towards the use of wireless data in many people’s everyday lives. Data centres are positioned to benefit from growing demand for cloud computing, driven in part by the recent surge in AI interest.

Transport infrastructure is benefitting from a recovery in volumes as travellers return to the air; and as the return-to-office trend ramps up. For many toll roads, the high inflation of 2022 will translate into toll uplifts over coming quarters, supporting healthy earnings growth. Traffic data from the Airports sector has highlighted a keen appetite to travel, with the strongest recovery seen at tourism-focused airports.

Sincerely,

The First Sentier Investors Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conversation policies.  The Fund invests in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investing in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of nationalization, confiscation or the imposition of restrictions on foreign investment.  Investing in master limited partnerships (“MLPs”) involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  Risks inherent in the structure of MLPs, include complex tax structure risks, limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates.  Some of the risks involved in investing in real estate investment trusts (“REITs”) include a general decline in the value of real estate, fluctuations in rental income, changes in interest rates, increases in property taxes, increased operating costs, overbuilding, changes in zoning laws, and changes in consumer demand for real estate.  Since the Fund’s investments are comprised of companies in the same industry or group of industries, the Fund may be subject to greater volatility than a fund that invests in a wider variety of industries.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The FTSE Global Core Infrastructure 50/50 Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors.  The constituent weights for this index are adjusted as part of the semi-annual review according to three broad industry sectors – 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers.  Company weights within each group are adjusted in proportion to their investable market capitalisation.  You cannot invest directly in an index.

Earnings Per Share (EPS) indicates the profitability of a company and is calculated by dividing net income by outstanding shares.

Diversification does not guarantee a profit or protect from loss in a declining market.  Dividends are not guaranteed and may fluctuate.  Earnings growth is not a measure of future performance.

Must be preceded or accompanied by a prospectus

Quasar Distributors, LLC, Distributor.

First Sentier American Listed Infrastructure Fund

April 30, 2023

Dear Shareholder,

We are pleased to present the semi-annual report for the First Sentier American Listed Infrastructure Fund (NASDAQ: FLIAX), (the “Fund”); covering the fiscal period from November 1, 2022 to April 30, 2023.

The following table provides a summary of the Fund’s performance over this period as of April 30, 2023, compared to the FTSE USA Core Infrastructure Capped Net Index, the Fund’s benchmark index.

Period	Fund (net of fees)	FTSE USA Core Infrastructure Capped Index
6 Months	1.14%	1.89%
1 Year	-7.01%	-6.87%
Since Inception (12/29/2020)	7.11%	5.76%

Performance greater than one year is annualized. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-888-898-5040. The gross expense ratio of the Fund is 6.67%.

The First Sentier American Listed Infrastructure Fund is a United States-focused liquid real asset strategy. It seeks to provide investors with inflation protected income and solid capital growth by investing in the shares of essential service infrastructure companies that own assets in the U.S. These companies include utilities and renewables, wireless towers, railroads, energy midstream, waste management, data centers and toll roads.

Financial markets climbed during the fiscal period November 1, 2022 through April 30, 2023, as easing inflation raised hopes that interest rates may increase at a slower pace than previously anticipated; and as China lifted its strict covid-related travel restrictions.

American listed infrastructure delivered positive returns against this backdrop, led by the utilities / renewables sector. The sector was buoyed by several beneficial drivers including lower energy prices beginning to be reflected in customer bills, reducing the risk of political or regulatory interference; easing bond yields; and the appeal of its regulated earnings streams against an uncertain market backdrop.  The Inflation Reduction Act, which includes a broad range of proposals in support of renewables, low carbon energy sources and battery storage, continued to buoy investor sentiment towards this space.

On the negative side, railroads lagged, as concerns for haulage volumes during the opening months of 2023 weighed on the North American freight rail sector. Higher costs, labour shortages and adverse winter weather represented additional headwinds for these stocks. U.S. west coast freight rail operator Union Pacific announced that its CEO would step down later in the year, but investors were disappointed by the lack of a swift announcement that a Precision Scheduled Railroading (PSR) specialist would be appointed as its next CEO. PSR is a strategy that reduces costs by operating fewer, longer trains and running them on tighter schedules.

Large cap U.S. tower operators Crown Castle and American Tower both underperformed on concerns for rising interest rates. American Tower announced weaker than expected 2023 earnings guidance, with stronger U.S. leasing not enough to offset higher interest rates.

Positioning
The Fund is actively managed using a disciplined, bottom-up investment process with equal emphasis on quality and valuation, which aims to identify mispricing.

Utilities and renewables represent the portfolio’s largest sector overweight. Decarbonisation, electrification and resiliency spend represent large and growing investment opportunities for these companies. These investments drive utilities’ rate base growth, leading in turn to earnings growth. In the near term this growth is likely to be tempered by rising interest costs. Despite this headwind, we still expect utilities to deliver reasonable earnings growth into the medium term, underpinned by plentiful capital investment opportunities and aided by limited sensitivity to a weaker economic backdrop.

An underweight position has been maintained in the energy midstream sector, with exposure consisting of high conviction positions in companies with exposure to low cost basins; or that are positioned to benefit from growth in U.S. LNG exports. We remain conscious of the structural headwinds that Net Zero initiatives may pose to this sector in the longer term.

Conclusion
The outlook for the asset class is positive. Balance sheets and dividend payout levels are generally healthy, and appear well placed to weather a deteriorating economic backdrop. Over the longer term, several large-scale themes are expected to underpin healthy earnings growth within this space.

Foremost amongst them is an economy-wide process of decarbonization, starting with electricity production during the 2020s, to be followed by transportation in the 2030s and by industry in 2040s. This represents a multi-decade, multi-trillion dollar investment opportunity for U.S. utilities/renewables and railroads.

In addition, the regionalization of economies will increase onshoring, starting with microchips, electric vehicles and solar / battery plants. This should likely drive increased demand for U.S. utility power output and for the services provided by U.S. east coast railroad operators.

The increased mobility and digitalization of the U.S. economy will require ongoing and substantial investment into communications infrastructure such as mobile towers, small cells, fibre and data centres.

With reliability and security of supply increasingly front of mind, we expect the U.S. to replace Russia in global natural gas markets. This has the potential to underpin a further $50 billion of investment into LNG export infrastructure by American Listed Infrastructure companies over the next decade.

These factors give us confidence that the outlook for investment opportunities and earnings growth within the American Listed Infrastructure space remains robust.

Sincerely,

The First Sentier Investors Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conversation policies.  The Fund invests in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investing in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of nationalization, confiscation or the imposition of restrictions on foreign investment.  Investing in master limited partnerships (“MLPs”) involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  Risks inherent in the structure of MLPs, include complex tax structure risks, limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates.  Some of the risks involved in investing in real estate investment trusts (“REITs”) include a general decline in the value of real estate, fluctuations in rental income, changes in interest rates, increases in property taxes, increased operating costs, overbuilding, changes in zoning laws, and changes in consumer demand for real estate.  Since the Fund’s investments are comprised of companies in the same industry or group of industries, the Fund may be subject to greater volatility than a fund that invests in a wider variety of industries.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The FTSE USA Core Infrastructure Capped Net Index comprises the U.S. constituents of the FTSE Developed Core Infrastructure Index, which are capped to limit the exposure of particular infrastructure subsectors. Constituents are selected from the underlying index using FTSE Russell’s definition of infrastructure.  You cannot invest directly in an index.

Dividends are not guaranteed and may fluctuate.  Earnings Growth is not a measure of future performance.

Must be preceded or accompanied by a prospectus

Quasar Distributors, LLC, Distributor.

First Sentier Global Listed Infrastructure Fund

Sector Allocation of Portfolio Assets at April 30, 2023 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

First Sentier American Listed Infrastructure Fund

Sector Allocation of Portfolio Assets at April 30, 2023 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

First Sentier Global Listed Infrastructure Fund

Schedule of Investments
at April 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS: 91.30%
	Airport Services - 8.59%
18,638	Aena SME SA^	$3,138,965
1,108,000	Beijing Capital International Airport Co., Ltd.	863,184
10,235	Flughafen Zurich AG*^	1,969,918
100,770	Grupo Aeroportuario del Sureste SAB de CV - Class B^	2,886,821
		8,858,888

	Construction & Engineering - 1.79%
14,897	VINCI SA^	1,842,635

	Electric Utilities - 35.65%
44,507	Alliant Energy Corp.	2,454,116
51,864	Duke Energy Corp.	5,128,312
60,200	Emera, Inc.^	2,561,560
40,524	Entergy Corp.	4,359,572
28,286	Evergy, Inc.	1,756,843
59,840	FirstEnergy Corp.	2,381,632
55,072	NextEra Energy, Inc.	4,220,167
15,941	Pinnacle West Capital Corp.	1,250,731
108,974	PPL Corp.	3,129,733
58,147	Southern Co.	4,276,712
93,089	SSE plc^	2,147,867
44,356	Xcel Energy, Inc.	3,100,928
		36,768,173

	Environmental & Facilities Services - 0.83%
5,905	Republic Services, Inc.	853,981

	Gas Utilities - 5.06%
67,100	AltaGas Ltd.^	1,173,761
165,900	ENN Energy Holdings Ltd.^	2,274,756
60,081	Rubis SCA^	1,775,626
		5,224,143

	Highways & Railtracks - 16.06%
566,703	Atlas Arteria Ltd.^	2,463,926
739,500	CCR SA^	2,007,464
99,148	Getlink S.E.^	1,853,008
1,626,000	Jiangsu Expressway Co. Ltd. - Class H^	1,647,072
162,997	Promotora y Operadora de Infraestructura SAB de CV^	1,696,286
691,441	Transurban Group^	6,895,943
		16,563,699

	Integrated Telecommunication Services - 0.84%
62,428	Infrastrutture Wireless Italiane SpA^	866,474

	Multi-Utilities - 6.06%
62,139	CenterPoint Energy, Inc.	1,893,375
55,796	Dominion Energy, Inc.	3,188,183
375,663	Hera SpA^	1,169,540
		6,251,098

	Oil & Gas Storage & Transportation - 6.87%
19,542	Cheniere Energy, Inc.	2,989,926
40,998	DT Midstream, Inc.	2,019,971
27,416	Targa Resources Corp.	2,070,731
		7,080,628

First Sentier Global Listed Infrastructure Fund

Schedule of Investments
at April 30, 2023 (Unaudited), Continued

Shares		Value
	Rail Transportation - 8.44%
573,720	Aurizon Holdings Ltd.^	$1,304,438
77,757	CSX Corp.	2,382,475
20,364	Union Pacific Corp.	3,985,235
23,800	West Japan Railway Co.	1,031,534
		8,703,682

	Water Utilities - 1.11%
1,194,000	Guangdong Investment Ltd.^	1,141,436
	TOTAL COMMON STOCKS (Cost $91,180,894)	94,154,837

	REITs: 7.85%
	Real Estate - 7.85%
18,899	American Tower Corp.	3,862,767
34,371	Crown Castle International Corp.	4,230,726
	TOTAL REITs (Cost $8,784,351)	8,093,493

	Total Investments in Securities (Cost $99,965,245): 99.15%	102,248,330
	Other Assets in Excess of Liabilities: 0.85%	873,158
	Net Assets: 100.00%	$103,121,488

	* Non-income producing security.
	^ Foreign issuer.

AG	Aktiengesellschaft is the German term for a public limited company.
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.
SCA	Societe en commandite par actions is the French term for a limited share company.
S.E.	Company is a European company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	58.58%
Australia	10.34%
China	5.75%
France	5.31%
Mexico	4.44%
Canada	3.62%
Spain	3.04%
United Kingdom	2.08%
Italy	1.98%
Brazil	1.95%
Switzerland	1.91%
Japan	1.00%
100.00%

First Sentier American Listed Infrastructure Fund

Schedule of Investments
at April 30, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS: 83.05%
	Electric Utilities - 40.62%
1,141	Alliant Energy Corp.	$62,915
1,548	Duke Energy Corp.	153,066
600	Emera, Inc.^	25,531
1,144	Entergy Corp.	123,072
727	Evergy, Inc.	45,154
1,445	FirstEnergy Corp.	57,511
2,588	NextEra Energy, Inc.	198,319
3,018	PG&E Corp.*	51,638
458	Pinnacle West Capital Corp.	35,935
3,106	PPL Corp.	89,204
1,842	Southern Co.	135,479
1,181	Xcel Energy, Inc.	82,564
		1,060,388

	Environmental & Facilities Services - 0.86%
155	Republic Services, Inc.	22,416

	Gas Utilities - 2.08%
3,100	AltaGas Ltd.^	54,227

	Highways & Railtracks - 0.99%
5,975	Atlas Arteria Ltd.^	25,978

	Multi-Utilities - 6.94%
280	Black Hills Corp.	18,281
1,932	CenterPoint Energy, Inc.	58,868
1,594	Dominion Energy, Inc.	91,081
115	DTE Energy Co.	12,927
		181,157

	Oil & Gas Storage & Transportation - 10.43%
731	Cheniere Energy, Inc.	111,843
1,079	DT Midstream, Inc.	53,162
1,156	Targa Resources Corp.	87,313
656	Williams Cos., Inc.	19,851
		272,169

First Sentier American Listed Infrastructure Fund

Schedule of Investments
at April 30, 2023 (Unaudited), Continued

Shares		Value
	Rail Transportation - 18.88%
5,058	CSX Corp.	$154,977
267	Norfolk Southern Corp.	54,209
1,449	Union Pacific Corp.	283,569
		492,755
	Renewable Electricity - 2.25%
2,210	Atlantica Sustainable Infrastructure plc	58,830
	TOTAL COMMON STOCKS (Cost $2,141,129)	2,167,920

	REITs: 14.42%
	Real Estate - 14.42%
1,052	American Tower Corp.	215,018
1,289	Crown Castle International Corp.	158,663
10	SBA Communications Corp.	2,609
	TOTAL REITs (Cost $413,044)	376,290

	Total Investments in Securities (Cost $2,554,173): 97.47%	2,544,210
	Other Assets in Excess of Liabilities: 2.53%	65,912
	Net Assets: 100.00%	$2,610,122

	* Non-income producing security.
	^ Foreign issuer.

Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

First Sentier Funds
STATEMENTS OF ASSETS AND LIABILITIES
at April 30, 2023 (Unaudited)

	First Sentier Global Listed Infrastructure Fund	First Sentier American Listed Infrastructure Fund
ASSETS
Investments, at value (cost $99,965,245 and $2,554,173, respectively)	$102,248,330	$2,544,210
Cash	259,010	63,610
Foreign cash, at value (cost $535,744 and $2,248, respectively)	535,857	2,228
Receivables
Due from Adviser	-	17,534
Securities sold	377,774	30,175
Dividends and interest	76,090	1,722
Dividend tax reclaim	32,636	30
Prepaid expenses	8,525	16,656
Total assets	103,538,222	2,676,165

LIABILITIES
Payables
Securities purchased	329,441	39,235
Due to Adviser	47,984	-
Administration and fund accounting fees	8,403	7,765
Audit fees	10,414	10,419
Shareholder servicing fees	8,749	-
Transfer agent fees and expenses	1,983	1,740
Reports to shareholders	616	534
Legal fees	813	1,087
Trustee fees and expenses	468	160
Custody fees	6,270	2,474
Chief Compliance Officer fee	1,189	1,188
Accrued expenses	404	1,441
Total liabilities	416,734	66,043

NET ASSETS	$103,121,488	$2,610,122

CALCULATION OF NET ASSET VALUE PER SHARE
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	9,311,105	281,462

Net asset value, redemption price and offering price per share	$11.08	$9.27

COMPONENTS OF NET ASSETS
Paid-in capital	$99,706,277	$2,648,795
Total distributable earnings/(deficit)	3,415,211	(38,673)
Total net assets	$103,121,488	$2,610,122

The accompanying notes are an integral part of these financial statements.

First Sentier Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2023 (Unaudited)

	First Sentier Global Listed Infrastructure Fund	First Sentier American Listed Infrastructure Fund
NET INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $55,497 and $315, respectively)	$1,081,739	$28,878
Total income	1,081,739	28,878

Expenses
Advisory fees (Note 4)	327,239	9,231
Administration and fund accounting fees (Note 4)	54,307	51,696
Shareholder servicing fees (Note 5)	43,632	-
Transfer agent fees and expenses (Note 4)	21,039	9,903
Custody fees (Note 4)	19,469	7,521
Registration fees	11,454	9,866
Audit fees	10,414	10,420
Trustee fees and expenses	9,014	9,006
Chief Compliance Officer fees (Note 4)	7,439	7,438
Legal fees	4,120	3,577
Miscellaneous	3,723	3,266
Shareholder reporting	1,749	1,858
Insurance expense	1,233	815
Total expenses before fee waiver and expense reimbursement	514,832	124,597
Less: advisory fees waived and expenses reimbursed by Adviser (Note 4)	(100,329)	(115,366)
Net expenses	414,503	9,231
Net investment income	667,236	19,647

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on transactions from:
Investments	956,993	(10,239)
Foreign currency	20,499	125
Net change in unrealized appreciation/(depreciation) on:
Investments	7,060,669	5,968
Foreign currency	5,950	(29)
Net realized and unrealized gain/(loss) on investments and foreign currency	8,044,111	(4,175)
Net increase in net assets resulting from operations	$8,711,347	$15,472

The accompanying notes are an integral part of these financial statements.

First Sentier Global Listed Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$667,236	$1,289,528
Net realized gain/(loss) on transactions from:
Investments	956,993	2,820,064
Foreign currency	20,499	(64,257)
Net change in unrealized appreciation/(depreciation) on:
Investments	7,060,669	(8,551,233)
Foreign currency	5,950	(4,611)
Net increase/(decrease) in net assets resulting from operations	8,711,347	(4,510,509)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(3,711,613)	(4,331,178)
Total dividends and distributions	(3,711,613)	(4,331,178)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	17,675,000	12,021,821
Proceeds from shares issued in reinvestment of dividends	3,664,735	4,263,772
Cost of shares redeemed	(15)	(1,250,015)
Net increase in net assets resulting from capital share transactions	21,339,720	15,035,578

Total increase in net assets	26,339,454	6,193,891

NET ASSETS
Beginning of period	76,782,034	70,588,143

End of period	$103,121,488	$76,782,034

CHANGES IN SHARES OUTSTANDING
Shares sold	1,654,573	1,126,506
Shares issued in reinvestment of dividends	337,764	383,433
Shares redeemed	(1)	(108,823)
Net increase in shares outstanding	1,992,336	1,401,116

The accompanying notes are an integral part of these financial statements.

First Sentier American Listed Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2023	Year Ended
	(Unaudited)	October 31, 2022
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$19,647	$58,579
Net realized gain/(loss) on transactions from:
Investments	(10,239)	322,223
Foreign currency	125	(135)
Net change in unrealized appreciation/(depreciation) on:
Investments	5,968	(338,540)
Foreign currency	(29)	11
Net increase in net assets resulting from operations	15,472	42,138

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(394,007)	(316,516)
Total dividends and distributions	(394,007)	(316,516)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	431,268	53,300
Proceeds from shares issued in reinvestment of dividends	387,252	310,852
Cost of shares redeemed	(3,048)	(3,385,702)
Net increase/(decrease) in net assets resulting from capital share transactions	815,472	(3,021,550)

Total increase/(decrease) in net assets	436,937	(3,295,928)

NET ASSETS
Beginning of period	2,173,185	5,469,113

End of period	$2,610,122	$2,173,185

CHANGES IN SHARES OUTSTANDING
Shares sold	43,688	4,667
Shares issued in reinvestment of dividends	39,718	26,614
Shares redeemed	(341)	(284,217)
Net increase/(decrease) in shares outstanding	83,065	(252,936)

The accompanying notes are an integral part of these financial statements.

First Sentier Global Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Six Months Ended
	April 30, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018

Net asset value, beginning of period	$10.49		$11.93	$10.24	$11.56	$9.90	$11.17

Income from investment operations:
Net investment income	0.05		0.19	0.19	0.13	0.17	0.18
Net realized and unrealized gain/(loss) on investments and foreign currency	1.05		(0.90)	1.77	(1.10)	1.76	(0.73)
Total from investment operations	1.10		(0.71)	1.96	(0.97)	1.93	(0.55)

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.21)	(0.13)	(0.16)	(0.16)	(0.32)
Distributions from net realized gains	(0.33)		(0.52)	(0.14)	(0.19)	(0.11)	(0.40)
Total dividends and distributions	(0.51)		(0.73)	(0.27)	(0.35)	(0.27)	(0.72)

Net asset value, end of period	$11.08		$10.49	$11.93	$10.24	$11.56	$9.90

Total return	10.46	%+	-6.30%	19.36%	-8.62%	19.90%	-5.19%

Supplemental data and ratios:
Net assets, end of period (thousands)	$103,121		$76,782	$70,588	$56,463	$35,631	$13,912
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	1.18	%++	1.24%	1.30%	1.50%	1.93%	3.52%
After fee waivers and expense reimbursement	0.95	%++	0.95%	0.95%	0.94%	0.94%	0.91%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	1.30	%++	1.49%	1.34%	1.05%	1.14%	(0.19%)
After fee waivers and expense reimbursement	1.53	%++	1.78%	1.69%	1.61%	2.13%	2.42%
Portfolio turnover rate	30.13	%+	43.81%	56.09%	61.67%	41.26%	60.14%

+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

First Sentier American Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Six Months Ended			December 29, 2020*
	April 30, 2023		Year Ended	through
	(Unaudited)		October 31, 2022	October 31, 2021

Net asset value, beginning of period	$10.95		$12.12	$10.00

Income from investment operations:
Net investment income	0.26		0.23	0.09
Net realized and unrealized gain/(loss) on investments and foreign currency	(0.04)		(0.70)	2.03
Total from investment operations	0.22		(0.47)	2.12

Less dividends and distributions:
Dividends from net investment income	(0.24)		(0.14)	-
Distributions from net realized gains	(1.66)		(0.56)	-
Total dividends and distributions	(1.90)		(0.70)	-

Net asset value, end of period	$9.27		$10.95	$12.12

Total return	1.14	%+	-4.23%	21.20	%+

Supplemental data and ratios:
Net assets, end of period (thousands)	$2,610		$2,173	$5,469
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	10.12	%++	6.67%	6.45	%++
After fee waivers and expense reimbursement	0.75	%++	0.75%	0.75	%++
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	(7.78	%)++	(4.44%)	(4.36	%)++
After fee waivers and expense reimbursement	1.59	%++	1.48%	1.34	%++
Portfolio turnover rate	50.39	%+	73.76%	58.21	%+

+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited)

NOTE 1 - ORGANIZATION

The First Sentier Global Listed Infrastructure Fund (the “Global Listed Fund”) and the First Sentier American Listed Infrastructure Fund (the “American Listed Fund”), (each, a “Fund” and collectively, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Global Listed Fund is diversified and the American Listed Fund is non-diversified. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”  The investment objective of the Global Listed Fund and the American Listed Fund is to seek to achieve growth of capital and inflation-protected income.  The Global Listed Fund and the American Listed Fund currently offer Class I shares.  The Global Listed Fund’s Class I shares commenced operations on February 28, 2017.  The American Listed Fund’s Class I shares commenced operations on December 29, 2020.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income, Expenses and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific lot identification.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Foreign Securities: The Global Listed Fund may invest up to 75% of its net assets in securities of foreign companies, including but not limited to depositary receipts.  Foreign economies may differ from the

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.

Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

E.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2023, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (“NYSE”) (4:00 p.m. EST).

Equity Securities: Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its net asset value per share, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  All assets denominated in foreign currency will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. EST.

For foreign securities traded on foreign exchanges, First Sentier Investments (US) LLC (the “Adviser”) has selected ICE Data Services’ Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of each Fund’s securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the fair value hierarchy. The Adviser anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2023:

Global Listed Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$-	$866,474	$-	$866,474
Energy	7,080,628	-	-	7,080,628
Industrials	13,812,262	23,010,623	-	36,822,885
Utilities	40,875,625	8,509,225	-	49,384,850
Total Common Stocks	61,768,515	32,386,322	-	94,154,837
REITs	8,093,493	-	-	8,093,493
Total Investments in Securities	$69,862,008	$32,386,322	$-	$102,248,330

American Listed Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$272,169	$-	$-	$272,169
Industrials	515,172	25,978	-	541,150
Utilities	1,354,601	-	-	1,354,601
Total Common Stocks	2,141,942	25,978	-	2,167,920
REITs	376,290	-	-	376,290
Total Investments in Securities	$2,518,232	$25,978	$-	$2,544,210

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets.  For the six months ended April 30, 2023, the Funds did not enter into derivatives transactions.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser provides the Funds with investment management services under an investment advisory agreement.  The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, each Fund pays the Adviser a monthly management fee.  The Funds each pay fees calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has delegated the day-to-day investment management of the Funds to First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”).  The Sub-Adviser is compensated by the Adviser from the management fees paid to the Adviser.  The sub-advisory fee to be received by the Sub-Adviser is 0.60% of average daily net assets.  The percentage of compensation the Sub-Adviser receives from the Adviser is subject to adjustment according to the Adviser’s transfer pricing methodology and therefore is subject to change.  For the six months ended April 30, 2023, the Global Listed Fund and the American Listed Fund incurred advisory fees of $327,239 and $9,231, respectively.

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses and class specific expenses such as the shareholder servicing plan fee) to the extent necessary to limit each Fund’s total annual fund operating expenses as a percent of average daily net assets as follows:

Global Listed Fund                                   0.85%
American Listed Fund                              0.75%

Any such reduction made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended April 30, 2023, the Adviser reduced its fees in the amount of $100,329 and $115,366 in the Global Listed Fund and the American Listed Fund, respectively.  No amounts were recouped by the Adviser.  The expense limitation will remain in effect through at least February 27, 2024 and may be terminated only by the Trust’s Board of Trustees.  The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	10/31/2023	10/31/2024	10/31/2025	4/30/2026	Total
Global Listed Fund	$127,992	$225,162	$210,284	$100,329	$663,767
American Listed Fund	-	176,883	234,985	115,366	527,234

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant and transfer agent.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended April 30, 2023 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of each Funds’ average daily net assets.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers,

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  The shareholder servicing fees accrued by the Funds for the six months ended April 30, 2023 are disclosed in the statements of operations.

NOTE 6 – LINE OF CREDIT

The Global Listed Fund has a secured line of credit in the amount of $5,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended April 30, 2023, the Fund did not draw upon the line of credit.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Global Listed Fund	$45,447,663	$26,154,116
American Listed Fund	1,617,111	1,217,511

The Funds had no purchases or sales of U.S. government securities during the six months ended April 30, 2023.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the six months ended April 30, 2023 and the year ended October 31, 2022 was as follows:

	April 30, 2023	October 31, 2022
Global Listed Fund
Ordinary income	$2,082,528	$2,687,350
Long-term capital gains	1,629,085	1,643,828

	April 30, 2023	October 31, 2022
American Listed Fund
Ordinary income	$290,106	$315,542
Long-term capital gains	103,901	974

As of October 31, 2022, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Global Listed Fund	American Listed Fund

Cost of investments (a)	$80,026,041	$2,201,792
Gross unrealized appreciation	$3,805,296	$129,560
Gross unrealized depreciation	(8,738,947)	(171,576)
Net unrealized depreciation (a)	(4,933,651)	(42,016)
Net unrealized appreciation/(depreciation) on foreign currrency	(5,251)	9

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

Undistributed ordinary income	1,725,318	277,969
Undistributed long-term capital gain	1,629,061	103,900
Total distributable earnings	3,354,379	381,869
Total accumulated earnings/(losses)	$(1,584,523)	$339,862

(a) The difference between book-basis and tax-basis cost and net unrealized depreciation is attributable primarily to wash sales and partnerships.
NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Funds’ net asset value and total return.  The Funds’ most recent prospectus provides further descriptions of the Funds’ investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Funds’ performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Funds’ investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Infrastructure Companies Risk (Both Funds). Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.

Further, national and local environmental laws and regulations affect the operations of infrastructure projects.  Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.

•
Concentration Risk (Both Funds).  Since the securities of companies in the same industry or group of industries will comprise a significant portion of each Fund’s portfolio, the Funds will be more significantly impacted by adverse developments in such industries than a fund that invests in a wider variety of industries.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2023 (Unaudited), Continued

•
Emerging Markets Risk (Global Listed Fund).  Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.

•
Stapled Securities Risk (Both Funds).   A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are "stapled" together and treated as a unit at all times, including for transfer or trading.  The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

•
Real Estate Investment Trust (REIT) Risk (Both Funds).  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  In addition, REITs have their own expenses, and the Funds will bear a proportionate share of those expenses.

•
Limited Partnership and MLP Risk (Global Listed Fund).  Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments.  In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid.  Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
Non-Diversification Risk (American Listed Fund). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to a greater risk of loss if any of those securities become permanently impaired than a fund that invests more widely.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of April 30, 2023:

Fund	Shareholder	Percent of Shares Held
Global Listed Fund	Capinco, c/o U.S. Bank N.A.	97.11%

American Listed Fund	Randy Paas IRA, c/o U.S. Bank N.A.	73.86%

NOTE 11 –TRUSTEES AND OFFICERS

At a meeting held December 7 - 8, 2022, by vote of the majority of the Board of Trustees (not including Mr. Joe Redwine), Mr. Redwine’s term as Trustee was extended for three additional years.

First Sentier Funds

Expense Example – at April 30, 2023 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/22 – 4/30/23).

Actual Expenses
For each Fund, two lines are presented in the tables below, with the first line providing information about actual account values and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each Fund, the second line provides information about hypothetical account values and hypothetical expenses based on the respective Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees or exchange fees. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Sentier Global Listed Infrastructure Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/22	4/30/23	11/1/22 – 4/30/23

Actual	$1,000.00	$1,104.60	$4.96

Hypothetical	$1,000.00	$1,020.08	$4.76
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

First Sentier American Listed Infrastructure Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/22	4/30/23	11/1/22 – 4/30/23

Actual	$1,000.00	$1,011.40	$3.74

Hypothetical	$1,000.00	$1,021.08	$3.76
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

First Sentier Funds

NOTICE TO SHAREHOLDERS at April 30, 2023 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-898-5040 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-898-5040.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-PORT is also available, upon request, by calling
1-888-898-5040.

First Sentier Global Listed Infrastructure Fund
First Sentier American Listed Infrastructure Fund

Approval of Investment Advisory Agreement (Unaudited)

At meetings held on October 18, 2022 and December 7 - 8, 2022, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, on behalf of the First Sentier Global Listed Infrastructure Fund (“Global Listed Fund”) and First Sentier American Listed Infrastructure Fund (“American Listed Fund”) (each a “Fund” and collectively the “Funds”), the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and First Sentier Investors (US) LLC (the “Advisor”) and the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, the Advisor and First Sentier Investors (Australia) IM Ltd (the “Sub-Advisor”). The Advisor and Sub-Advisor will be referred to together as the “Advisors,” and the Advisory Agreement and Sub-Advisory Agreement will be referred to together as the “Advisory Agreements.” At both meetings, the Board received and reviewed substantial information regarding the Funds, the Advisors and the services provided by the Advisors to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisors under the Advisory Agreements. The Board considered the nature, extent and quality of the Advisors’ overall services provided to the Funds, as well as their specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisors involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisors, including information regarding its compliance program, its chief compliance officer and the Advisors’ compliance record, as well as the Advisors’ cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. The Board further considered the prior relationship between the Advisors and the Trust, as well as the Board’s knowledge of the Advisors’ operations, and noted that during the course of the prior year they had met with certain personnel of the Advisors in person to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Advisors had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Advisors. In assessing the quality of the portfolio management delivered by the Advisors, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2022, on both an absolute basis and a relative basis in comparison to its peer funds utilizing a Morningstar classification, an appropriate securities market benchmark, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisors’ similarly managed accounts, if applicable. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as each Fund’s level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing each Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

American Listed Fund: The Board noted that the Fund outperformed the Morningstar peer group average for the one-year period ended June 30, 2022. The Board also considered that the Fund outperformed the Cohort’s average for the one-year period ended June 30, 2022. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-year period ended June 30, 2022.

The Board also considered that the Advisors represented that there were no similarly managed accounts.

Global Listed Fund: The Board noted that the Fund outperformed the Morningstar peer group average for the one-year period and underperformed for the three- and five-year periods ended June 30, 2022. The Board also considered that the Fund underperformed the Cohort’s average for the one-, three- and five-year periods ended June 30, 2022. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, three- and five-year periods ended June 30, 2022.

The Board also considered any differences in performance between the Advisors’ similarly managed separate accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed composite for the one-, three- and five-year periods ended June 30, 2022.

3.
The costs of the services to be provided by the Advisors and the structure of the Advisors’ fees under the Advisory Agreements. In considering the advisory and sub-advisory fees and total expenses of the Funds, the Board reviewed comparisons to the peer funds, the Cohort, and the Advisors’ similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements for the Funds. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of those accounts that might be germane to the difference, if any, in the fees charged to such accounts.

Global Listed Fund: The Board noted that the Advisor had contractually agreed to limit the annual expense ratio for the Fund to no more than 0.85%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board also noted that the Fund’s net expense ratio and contractual management fee was below the average and median of its Cohort. The Board also noted that the Fund’s net expense ratio was below the average of its Morningstar peer group.

The Board also considered the services the Advisor provides to its other similarly managed accounts, comparing the fees charged for those management services to the management fees charged to the Fund, nothing that none of the other accounts were U.S. registered mutual funds.

American Listed Fund: The Board noted that the Advisor had contractually agreed to limit the annual expense ratio for the Fund to no more than 0.75%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board also noted that the Fund’s net expense ratio and contractual management fee was below the average and median of its Cohort. The Board also noted that the Fund’s net expense ratio was below the average of its Morningstar peer group.

The Board determined that it would continue to monitor the appropriateness of the advisory and sub-advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Advisors were fair and reasonable.

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds does not exceed the specified Expense Cap. The Board noted that at current asset levels for each Fund, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
The profits to be realized by the Advisors and their affiliates from their relationship with the Fund. The Board reviewed the Advisors’ financial information and took into account both the direct benefits and the indirect benefits to the Advisors from advising the Funds. The Board considered the profitability to the Advisors from its relationship with the Funds and considered any additional material benefits derived by the Advisors from its relationship with the Funds. The Board also considered that the Funds do not charge Rule 12b-1 fees, shareholder servicing plan fees or receive “soft dollar” benefits in exchange for Fund brokerage. The Board noted the Advisors stated there may be unquantifiable indirect benefits by the nature of market perception of scale in the management of the Funds. After such review, the Board determined that the profitability to the Advisors with respect to the Advisory Agreements was not excessive, and that the Advisors had maintained adequate resources and profit levels to support the services each provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Funds, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisors, including the advisory and sub-advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the Funds would be in the best interest of each Fund and its shareholders.

HOUSEHOLDING

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 888-898-5040 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

First Sentier Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
First Sentier Investors (US) LLC
10 East 53rd Street, 21st Floor
New York, New York 10022

Investment Sub-Adviser
First Sentier Investors (Australia) IM Ltd
Darling Park, Tower 1
201 Sussex Street
Sydney, NSW 2000
Australia

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-898-5040.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date    7/5/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date    7/5/2023

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial
Officer

Date    7/6/2023

* Print the name and title of each signing officer under his or her signature.